Subsequent events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events
22. Subsequent Events
Group Reorganization and Listing
On May 8, 2026, the Jersey public limited company, Wise Group plc, became the ultimate holding company of the Group pursuant to a Scheme of Arrangement under Part 26 of the U.K. Companies Act 2006 (the “Scheme”) (the “Reorganization Transaction”). In connection with the Reorganization Transaction, Wise plc was renamed Wise Limited and became a wholly owned subsidiary of Wise Group plc. Following the reorganization transaction, the Company listed its Class A shares on the Nasdaq Stock Market LLC (“Nasdaq”), for public trading, moving its primary listing from the London Stock Exchange (“LSE”) to Nasdaq and retaining a secondary listing on the LSE. Wise plc entered into a share for share exchange with Wise Group plc, pursuant to which Wise Group plc acquired the issued share capital of Wise plc in exchange for the issue of matching Class A Shares and Class B Shares to the existing shareholders.
Share purchase program
On June 25, 2026, we announced a new share purchase program of over $500 million, of which c.40%
will be allocated to our recurring EST share purchase program.
In preparing these consolidated financial statements, management evaluated subsequent events through June 25, 2026, on which date the consolidated financial statements were available for issue.